Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Consolidated Balance Sheets	As of December 31, 2018	As of December 31, 2017
Liabilities:
CSM – payments on behalf of the Partnership (a)	$ 16,638	$ 13,218
Management fee payable to CSM (b)	1,104	1,016

Due to related parties	$ 17,742	$14,234
Deferred revenue – current (e)	—	2,829

Total liabilities	$ 17,742	$17,063

	For the year ended December 31,
Consolidated Statements of Income	2018	2017	2016
Revenues (c)	$ 14,044	$44,653	$36,026
Voyage expenses	—	—	360
Vessel operating expenses	12,665	11,629	10,866
General and administrative expenses (d)	1,922	1,983	2,076

Charter Agreements
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Arionas	1.0	01/2017	05/2018	$11.0 ($10.9)
M/T Amore Mio II	0.9	08/2016	09/2017	$21.0 ($20.7)
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)
M/T Ayrton II	2.0	02/2016	03/2018	$18.0 ($17.8)
M/T Miltiadis M II	0.9	08/2016	08/2017	$25.0 ($24.7)
M/T Miltiadis M II	0.8 to 1.0	10/2017	08/2018	$18.0 ($18.0)
M/T Amadeus	2.0	06/2015	08/2017	$17.0 ($16.8)
M/T Atlantas II	1.0	10/2016	12/2017	$13.0 ($12.8)
M/T Atlantas II	0.4 to 0.7	01/2018	07/2018	$11.0 ($10.9)
M/T Amoureux	1.0	04/2017	04/2018	$22.0 ($22.0)
M/T Aktoras	0.8 to 1.0	09/2017	01/2018	$11.0 ($10.9)
M/T Aiolos	0.8 to 1.0	09/2017	07/2018	$11.0 ($10.9)
M/T Amor	0.2	09/2017	01/2018	$14.0 ($13.8)